Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 68,850	$ 77,780
Current portion	6,150	12,030
Less: Current portion of deferred financing costs	(283)	(335)
Current portion of long-term debt, net of deferred financing costs, current	5,867	11,695
Long-term portion	62,700	65,750
Less: Non-current portion of deferred financing costs	(733)	(870)
Long-term debt, net of current portion and deferred financing costs, non-current	61,967	64,880
Northsea Alpha Vessel [Member] | Secondone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total		2,890
Northsea Beta Vessel [Member] | Thirdone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total		2,890
Pyxis Malou Vessel [Member] | Fourthone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total	6,968	7,320
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	13,150	13,750
Pyxis Epsilon Vessel [Member] | Eighthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	15,500	16,100
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	12,450	13,150
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	$ 20,782	$ 21,680